INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of Revenues by Geographic Area
	Year ended December 31,
	2016	2015	2014
USA	49%	44%	45%
Japan	36	41	40
Asia *	12	11	11
Europe	3	4	4
Total	100%	100%	100%
* Represents revenues from individual countries of less than 10% each.
Schedule of Long-Lived Assets by Geographic Area
	As of December 31,
	2016	2015
Israel	$215,511	$176,764
United States	203,501	90,748
Japan	197,674	192,021
Total	$616,686	$459,533

Schedule of Accounts Receivable of Major Customers
Accounts receivable from significant customers representing 10% or more of the net accounts receivable balance as of December 31, 2016 and 2015, consist of the following customers:

	As of December 31,
	2016	2015
Customer 1	23%	29%
Customer 2	15%	17%

Schedule of Revenues of Major Customers

	Year ended December 31,
	2016	2015	2014
Customer A	35%	40%	38%
Customer B	12	13	9
Other customers *	14	6	14

*
Represents sales to two different customers accounted for 5% and 9% of sales during 2016, to one customer accounted for 6% of sales during 2015 and to two different customers accounted for 7% each during 2014.